Note 16 - Voyage Expenses and Vessel Operating Expenses - Vessels' Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Crew wages and related costs	$ 36,821,527	$ 31,391,419	$ 26,378,730
Insurance	2,421,948	2,415,028	2,028,142
Repairs and maintenance	5,724,148	5,091,916	5,194,476
Spares and consumable stores	8,514,293	7,978,592	7,120,974
Miscellaneous expenses	5,340,920	3,777,670	4,713,014
Total	$ 58,822,836	$ 50,654,625	$ 45,435,336